Related-Party Transactions (Tables)	12 Months Ended
Mar. 31, 2019
Statement [LineItems]
Compensation Expenses of Key Management Personnel

The following table presents the compensation expenses of key management personnel.

	For the fiscal year ended March 31,
	2019	2018	2017
	(In millions)
Short-term employee benefits	¥1,102	¥1,135	¥1,157
Share-based compensation	304	295	204

Key management personnel of entity or parent [member]
Statement [LineItems]
Transaction Amounts with Related Party
	At March 31,
	2019	2018
	(In millions)
Assets:
Loans and advances	¥—	¥2

Liabilities:
Deposits	¥1,631	¥1,612
Others	94	94

Associates, joint ventures, and other entities [Member]
Statement [LineItems]
Transaction Amounts with Related Party

The transaction amounts included in the accounts, in aggregate, by category of related party were as follows:

Transactions with associates, joint ventures and other entities

	At March 31,
	2019(1)	2018
	(In millions)
Assets:
Loans and advances	¥1,661,149	¥222,890
Others	89,534	39,254

Liabilities:
Deposits	¥178,076	¥267,289
Others	78,540	29,049

	For the fiscal year ended March 31,
	2019(1)	2018	2017
	(In millions)
Income statements:
Income (interest income, fee and commission income, and others)	¥38,713	¥15,665	¥17,433
Expense (interest expense and others)	25,799	15,601	17,411

(1)

On November 28, 2018, Sumitomo Mitsui Finance and Leasing Company, Limited (“SMFL”), which had been the Company’s subsidiary, became the Company’s joint venture. As a result, the transactions with SMFL and its subsidiaries were included in the line items.